Investment Contract Liabilities - Investment Contracts Contractual Obligations (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of performance obligations [line items]
Investment contracts contractual obligations	$ 322,793	$ 276,411
Less than 1 year
Disclosure of performance obligations [line items]
Investment contracts contractual obligations	316,119	268,537
1 to 3 years
Disclosure of performance obligations [line items]
Investment contracts contractual obligations	2,766	2,978
3 to 5 years
Disclosure of performance obligations [line items]
Investment contracts contractual obligations	1,170	1,408
Over 5 years
Disclosure of performance obligations [line items]
Investment contracts contractual obligations	$ 2,738	$ 3,488